Contingent Liabilities and Financial Commitments - Summary of Current Status of Litigation Cases (Details) £ in Millions, $ in Millions					12 Months Ended
	Jun. 15, 2018 CAD ($)	Jun. 15, 2018 GBP (£)	Feb. 13, 2017 CAD ($)	Feb. 13, 2017 GBP (£)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 GBP (£)	Jan. 31, 2019 CAD ($)	Jan. 31, 2019 GBP (£)
BRITISH COLUMBIA
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages and Health Care Costs Recovery Act 2000	Tobacco Damages and Health Care Costs Recovery Act 2000
Companies named as Defendants					Imperial, Investments, Industries, Carreras Rothmans Limited, the RJR Companies and other former Rothmans Group companies have been named as defendants and served.	Imperial, Investments, Industries, Carreras Rothmans Limited, the RJR Companies and other former Rothmans Group companies have been named as defendants and served.
Current stage					The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries were ongoing. On 13 February 2017 the Province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £69 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.	The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed, and document production and discoveries were ongoing. On 13 February 2017 the Province delivered an expert report dated October 2016, quantifying its damages in the amount of CAD$118 billion (approximately £69 billion). No trial date has been set. The federal government is seeking CAD$5 million (approximately £2.9 million) jointly from all the defendants in respect of costs pertaining to the third-party claim, now dismissed.
Damages sought by the provincial government			$ 118,000	£ 69,000.0
Damages sought by the federal government					$ 5	£ 2.9
NEW BRUNSWICK
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages and Health Care Costs Recovery Act 2006	Tobacco Damages and Health Care Costs Recovery Act 2006
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimated a range of damages between CAD $11.1 billion (approximately £6.5 billion) and CAD $23.2 billion (approximately £13.6 billion), including expected future costs. Following a motion to set a trial date, the New Brunswick Court of Queen’s Bench ordered that the trial commence on 4 November 2019. On 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision which requires the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.	The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production and discoveries are substantially complete. The most recent expert report filed by the Province estimated a range of damages between CAD $11.1 billion (approximately £6.5 billion) and CAD $23.2 billion (approximately £13.6 billion), including expected future costs. Following a motion to set a trial date, the New Brunswick Court of Queen’s Bench ordered that the trial commence on 4 November 2019. On 7 March 2019, the New Brunswick Court of Queen’s Bench released a decision which requires the Province to produce a substantial amount of additional documentation and data to the defendants. As a result, the original trial date of 4 November 2019 would have been delayed. No new trial date has been set.
NEW BRUNSWICK | Bottom of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Damages sought by the provincial government					$ 11,100	£ 6,500.0
NEW BRUNSWICK | Top of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Damages sought by the provincial government					$ 23,200	£ 13,600.0
ONTARIO
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in the summer of 2017 and discoveries commenced in the autumn of 2018. On 15 June 2018, the Province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £163.7 billion) – CAD$630 billion (approximately £368.2 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £192.9 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional amount between CAD $9.4 billion (approximately £5.5 billion) and CAD$10.9 billion in damages (approximately £6.4 billion) in respect of ETS. No trial date has been set.	The defences of Imperial, the UK Companies and the RJR Companies have been filed. The parties completed significant document production in the summer of 2017 and discoveries commenced in the autumn of 2018. On 15 June 2018, the Province delivered an expert report quantifying its damages in the range of CAD$280 billion (approximately £163.7 billion) – CAD$630 billion (approximately £368.2 billion) in 2016/2017 dollars for the period 1954 – 2060, and the Province amended the damages sought in its Statement of Claim to CAD$330 billion (approximately £192.9 billion). On 31 January 2019, the Province delivered a further expert report claiming an additional amount between CAD $9.4 billion (approximately £5.5 billion) and CAD$10.9 billion in damages (approximately £6.4 billion) in respect of ETS. No trial date has been set.
Damages sought by the provincial government					$ 330,000	£ 192,900.0
ONTARIO | Bottom of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Damages sought by the provincial government	$ 280,000	£ 163,700.0
ONTARIO | Top of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Damages sought by the provincial government	$ 630,000	£ 368,200.0
ONTARIO | Loss Contingency | Bottom of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Loss Contingency Damages Sought By Provincial Government Additional Claim							$ 9,400	£ 5,500.0
ONTARIO | Loss Contingency | Top of Range
Disclosure Of Current Status Of Litigation Cases [Line Items]
Loss Contingency Damages Sought By Provincial Government Additional Claim							$ 10,900	£ 6,400.0
NEWFOUNDLAND AND LABRADOR
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Health Care Costs Recovery Act 2001	Tobacco Health Care Costs Recovery Act 2001
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province began its document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.	The case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province began its document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.
SASKATCHEWAN
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages and Health Care Costs Recovery Act 2007	Tobacco Damages and Health Care Costs Recovery Act 2007
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province has delivered a test shipment of documents. Damages have not been quantified by the Province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province has delivered a test shipment of documents. Damages have not been quantified by the Province. No trial date has been set.
MANITOBA
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages Health Care Costs Recovery Act 2006	Tobacco Damages Health Care Costs Recovery Act 2006
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production commenced. Damages have not been quantified by the Province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and document production commenced. Damages have not been quantified by the Province. No trial date has been set.
ALBERTA
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Crown’s Right of Recovery Act 2009	Crown’s Right of Recovery Act 2009
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province commenced its document production. The Province has stated its claim to be worth CAD$10 billion (approximately £5.8 billion). No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the Province commenced its document production. The Province has stated its claim to be worth CAD$10 billion (approximately £5.8 billion). No trial date has been set.
Damages sought by the provincial government					$ 10,000	£ 5,800.0
QUEBEC
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Related Damages and Health Care Costs Recovery Act 2009	Tobacco Related Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants					Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.	Imperial, Investments, Industries, the RJR Companies and Carreras Rothmans Limited have been named as defendants and served.
Current stage					The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The Province is seeking CAD$60 billion (approximately £35.1 billion). No trial date has been set.	The case is at an early case management stage. The defences of Imperial, Investments, Industries, Carreras Rothmans Limited and the RJR Companies have been filed. Motions over admissibility of documents and damages discovery have been filed but not heard. The Province is seeking CAD$60 billion (approximately £35.1 billion). No trial date has been set.
Damages sought by the provincial government					$ 60,000	£ 35,100.0
PRINCE EDWARD ISLAND
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Damages and Health Care Costs Recovery Act 2009	Tobacco Damages and Health Care Costs Recovery Act 2009
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step was expected to be document production, which the parties deferred for the time being. Damages have not been quantified by the Province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed and the next step was expected to be document production, which the parties deferred for the time being. Damages have not been quantified by the Province. No trial date has been set.
NOVA SCOTIA
Disclosure Of Current Status Of Litigation Cases [Line Items]
Act pursuant to which Claim was brought					Tobacco Health Care Costs Recovery Act 2005	Tobacco Health Care Costs Recovery Act 2005
Companies named as Defendants					Imperial, the UK Companies and the RJR Companies have been named as defendants and served.	Imperial, the UK Companies and the RJR Companies have been named as defendants and served.
Current stage					This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The Province provided a test document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.	This case is at an early case management stage. The defences of Imperial, the UK Companies and the RJR Companies have been filed. The Province provided a test document production in March 2018. Damages have not been quantified by the Province. No trial date has been set.